Class K [Member] Investment Objectives and Goals - Class K - BlackRock Commodity Strategies Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Commodity Strategies Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Commodity Strategies Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return.